Commitments And Contingent Liabilities (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property Subject to or Available for Operating Lease [Line Items]
Guarantor obligations, current carrying value	$ 2,061
Royalty expense percentage	3.50%
Contingent liability related to royalty grants payable	27,747
Rental Of Premises [Member]
Property Subject to or Available for Operating Lease [Line Items]
Operating lease expense	1,458	2,735	3,285
Motor Vehicles [Member]
Property Subject to or Available for Operating Lease [Line Items]
Operating lease expense	680	948	1,480
Lease Of Computers [Member]
Property Subject to or Available for Operating Lease [Line Items]
Operating lease expense	$ 97	$ 121	$ 266